Variable Interest Entities - Summary of Sale and Leaseback Arrangement (Details) - CCBFL Agreement - Golar Seal - Variable Interest Entity, Primary Beneficiary $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($)
Variable Interest Entity [Line Items]
Sales value	$ 203.0
First repurchase option	132.8
Repurchase obligation at end of lease term	$ 87.4